SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company’s Chief Operating Decision Maker (“CODM”) reviews results of operations to make decisions about allocating resources and assessing performance. Based on the current reporting structures, decision-making processes and considering the aggregation criteria in IFRS 8.12, Operating Segments, the Company identified three reportable segments: Technical Apparel, Outdoor Performance and Ball & Racquet Sports.
Amer Sports brands operate in the following key categories:
•Technical Apparel, which includes Arc’teryx and Peak Performance.
•Outdoor Performance, which includes the Salomon, Atomic, and Armada brands.
•Ball & Racquet Sports, which includes Wilson, DeMarini, Louisville Slugger, EvoShield, and ATEC.
The Company measures each segment’s performance based on revenue and adjusted operating profit as these are the measures used by the CODM for assessing the performance of operating segments.
Information on reportable segments
Revenues of reportable segments were as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Technical Apparel	$674.2	$508.9	$1,559.2	$1,172.7
Outdoor Performance	568.5	413.7	1,282.1	916.1
Ball & Racquet Sports	389.9	313.7	736.8	620.0
Total	$1,632.6	$1,236.3	$3,578.1	$2,708.8
Depreciation and Amortization of reportable segments were as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Technical Apparel	$53.3	$38.9	$103.1	$74.6
Outdoor Performance	40.4	28.8	77.3	59.7
Ball & Racquet Sports	11.3	10.4	21.8	20.1
Total Reportable Segments	105.0	78.1	202.2	154.4
Corporate	7.5	3.3	12.9	4.7
Total	$112.5	$81.4	$215.1	$159.1
Effective January 1, 2026, the Company revised its methodology for allocating certain expenses, primarily IT costs, not directly attributable to the operating performance of its reportable segments. This change is reflective of how the Chief Operating Decision Maker (“CODM”) analyzes the business, with these expenses now reported within the centralized corporate function. Prior period amounts have been recast to conform to the current period presentation. This change did not impact the consolidated statements of financial position, income and other comprehensive income, changes in shareholders’ equity, or cash flows.
Adjusted Operating Profit of reportable segments were as follows:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2026	2025	2026	2025
Technical Apparel	$126.5	$71.8	$359.8	$230.4
Outdoor Performance	83.0	27.5	228.3	106.0
Ball & Racquet Sports	67.2	13.2	79.6	35.6
Total Adjusted Operating Profit of Reportable Segments	276.7	112.5	667.7	372.0
Corporate expenses (1)	(68.3)	(45.1)	(120.3)	(72.5)
Adjustments:
Depreciation and amortization on PPA fair value step up (2)	(9.0)	(11.0)	(18.2)	(21.5)
Restructuring expenses (3)	(6.8)	(6.0)	(11.0)	(8.9)
Impairment losses on goodwill and intangible assets (4)	(1.8)	—	(1.8)	—
Expenses related to transaction activities (5)	(0.6)	(2.0)	(0.5)	(2.3)
Expenses related to certain legal proceedings (6)	(0.2)	1.2	(0.2)	2.0
Share-based payments (7)	1.7	(5.9)	(3.0)	(10.9)
Interest expense	(20.0)	(30.0)	(44.9)	(52.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(16.3)	6.7	(24.1)	10.6
Loss on debt extinguishment	—	—	(50.5)	—
Interest income	5.4	1.4	8.1	2.9
Income before tax	$160.8	$21.8	$401.3	$219.4
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(1)Includes corporate expenses, which have not been allocated to reportable segments.
(2)Consists of depreciation and amortization on PPA fair value step up of intangible and tangible assets in connection with the acquisition and delisting of Amer Sports in 2019. For additional information, refer to Note 1. The Company in the Company’s annual report on Form 20-F for the year ended December 31, 2025.
(3)Includes expenses related to restructuring activities, such as severance, exit and termination costs, and non-recurring third-party consulting expenses associated with discrete transformation projects.
(4)Includes impairment losses on goodwill and intangible assets.
(5)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(6)Includes legal fees and judgments, and associated inventory write-offs, in connection with non-recurring legal actions.
(7)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information.
The Company does not present other items of the unaudited condensed consolidated interim statement of income and other comprehensive income as well as assets and liabilities per segment as such information is not evaluated or used by the CODM for decision-making purposes on a regular basis.
For the periods presented, the Company’s non-current, non-financial assets, comprising of property, plant and equipment, intangible assets and right-of-use assets were located as follows:

In millions	June 30, 2026	December 31, 2025
Canada	$2,435.3	$2,499.2
France	1,472.8	1,524.3
The United States	1,185.7	1,143.3
Other (1)	1,473.8	1,414.7
Total	$6,567.6	$6,581.5
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(1)No other country represented more than 10% of the total Group non-current, non-financial assets.